INTANGIBLE ASSETS (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Net balance	$ 63,219	$ 58,085	$ 51,137
Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [line items]
Net balance	325,047	297,713	270,432
Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Net balance	$ (261,828)	$ (239,628)	(219,295)
Licenses [Member]
Disclosure of detailed information about intangible assets [line items]
Years of useful life	P3Y	P3Y
Average remaining useful life	1 year	2 years
Net balance	$ 1,200	$ 1,656	2,060
Licenses [Member] | Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [line items]
Net balance	10,932	10,932	10,932
Licenses [Member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Net balance	$ (9,732)	$ (9,276)	(8,872)
Software development [Member]
Disclosure of detailed information about intangible assets [line items]
Years of useful life	P3Y	P3Y
Average remaining useful life	2 years	2 years
Net balance	$ 62,019	$ 56,429	49,077
Software development [Member] | Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [line items]
Net balance	314,115	286,781	259,500
Software development [Member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Net balance	$ (252,096)	$ (230,352)	$ (210,423)